Note 5 - Accounts and Grants Receivable (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	June 30, 2018	December 31, 2017
Trade receivable	$941,287	$947,911
Grants receivable	132,556	22,556
	$1,073,843	$970,467